Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 26,539	$ 25,064
Deferred Tax Assets, Intangible Assets	2,381	2,319
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	1	28
Deferred Tax Assets, Other	992	893
Deferred Tax Assets, Gross	29,913	28,304
Deferred Tax Assets, Valuation Allowance	(29,854)	(28,246)
Deferred Tax Assets, Net of Valuation Allowance	59	58
Deferred Tax Liabilities, Indefinite-lived Intangible Assets	(74)	(74)
Deferred Tax Liabilities, Gross	(74)	(74)
Deferred Tax Liabilities, Net	$ (15)	$ (16)